787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Basic Value Fund, Inc.
Post-Effective Amendment No. 50 under the Securities Act of 1933 and Amendment No. 47 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 002-58521 and File No. 811-02739)

Ladies and Gentlemen:

On behalf of BlackRock Basic Value Fund, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 50 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to offer Class K Shares of BlackRock Basic Value Fund, a series of the Registrant, for purchase by certain plans, institutions and individuals.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8978.

Very truly yours,

/s/ Brian M. Hall
Brian M. Hall

Enclosures

cc:	Ben Archibald, Esq.
Greg Daddario, Esq.
Margery Neale, Esq.

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